Allowance For Loan Losses	12 Months Ended
Dec. 31, 2011
Allowance For Loan Losses [Abstract]
Allowance For Loan Losses

NOTE 4 - ALLOWANCE FOR LOAN LOSSES

Activity in the allowance for loan losses is summarized as follows:

	December 31,
	2011	2010	2009
Balance at beginning of year	$2,059,025	$1,894,361	$1,923,455
Additions charged to operating expense	600,000	220,000	183,942
Recoveries	55,862	10,108	18,253

Total	2,714,887	2,124,469	2,125,650
Less loans charged-off	211,149	65,444	231,289

Balance at end of year	$2,503,738	$2,059,025	$1,894,361

The following table summarizes the primary segments of the ALL, segregated into the amount for loans individually evaluated for impairment by class of loans as of December 31, 2011 and 2010 (in thousands):

2011	Commercial and other	Commercial Real Estate	Consumer Real Estate	Consumer	Total
Allowance for Loan Losses:
Beginning Balance	$212	$1,511	$272	$64	$2,059
Charge-offs	(8)	(156)	(28)	(19)	(211)
Recoveries	2	45	-	9	56
Provision	(27)	682	(51)	(4)	600

Ending Balance	$179	$2082	$193	$50	$2,504

Loans individually evaluated for impairment	$7	$829	$-	$-	$836

Loans collectively evaluated for impairment	172	1,253	193	50	1,668

Ending Balance	$179	$2,082	$193	$50	$2,504

2010	Commercial and other	Commercial Real Estate	Consumer Real Estate	Consumer	Total
Allowance for Loan Losses:
Beginning Balance	$203	$1,345	$267	$79	$1,894
Charge-offs	(14)	-	-	(51)	(65)
Recoveries	-	-	-	10	10
Provision	23	166	5	26	220

Ending Balance	$212	$1511	$272	$64	$2,059

Loans individually evaluated for impairment	$-	$256	$-	$-	$256
Loans collectively evaluated for impairment	212	1,255	272	64	1,803

Ending Balance	$212	$1,511	$272	$64	$2,059

The following table presents loans individually evaluated for impairment by class of loans as of December 31, 2011 and 2010 (in thousands):

2011	Commercial and Other	Commercial Real Estate	Consumer Real Estate	Consumer	Unearned Discounts	Total
Loans individually evaluated	$46	$3,533	$312	$-	$-	$3,891
Loans collectively evaluated	15,892	52,835	29,840	7,090	(119)	105,538

Ending Balance	$15,938	$56,368	$30,152	$7,090	$(119)	$109,429

2010
Loans individually evaluated	$-	$2,446	$-	$-	$-	$2,446
Loans collectively evaluated	20,532	54,207	34,066	10,269	(153)	118,921

Ending Balance	$20,532	$56,653	$34,066	$10,269	$(153)	$121,367